Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) tradingDay $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	14,074,986	14,074,986
Warrant liabilities | $	$ 3,477	$ 3,266	$ 0
Warrants outstanding, exercise price (in dollars per share)	$ 11.50
Minimum days notice before redemption	30 days
Redemption period, threshold trading days | tradingDay	20
Redemption period, threshold consecutive trading days | tradingDay	30
Redemption, minimum days after exercisable date before redemption	90 days
Warrant Redemption Scenario One
Class of Warrant or Right [Line Items]
Warrants outstanding, exercise price (in dollars per share)	$ 0.01	$ 0.01
Common stock, redemption price (in dollars per share)	18.00
Warrant Redemption Scenario Two
Class of Warrant or Right [Line Items]
Common stock, redemption price (in dollars per share)	$ 10.00
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	8,625,000	8,625,000
Warrant liabilities | $	$ 28,000	$ 28,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	5,450,000	5,450,000
Warrant liabilities | $	$ 3,500	$ 3,300